UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2013

Shares		Value

COMMON STOCKS - 94.17%

Aircraft Engines & Engine Parts - 2.51%
5,190	United Technologies Corp.	$ 547,908

Biological Products (No Diagnostic Substances) - 5.34%
5,200	Amgen, Inc.	563,108
9,844	Gilead Sciences, Inc. *	604,422
		1,167,530
Communications Services, NEC - 1.13%
3,500	Crown Castle International Corp. *	245,875

Computer & Office Equipment - 2.28%
2,550	International Business Machines Corp.	497,352

Crude Petroleum & Natural Gas - 2.26%
8,997	Devon Energy Corp.	494,925

Dolls & Stuffed Toys - 2.13%
11,050	Mattel, Inc.	464,432

Drilling Oil & Gas Wells - 2.39%
12,242	Seadrill, Ltd.	522,489

Electric & Other Services Combined - 2.25%
16,100	Exelon Corp.	492,499

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.46%
8,750	Emerson Electric Co.	536,988

Farm Machinery & Equipment - 2.22%
5,852	Deere & Co.	486,126

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.17%
4,510	Enpro Industries, Inc. *	256,303

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.27%
2,521	V.F. Corp.	496,637

Metalworking & Machinery & Equipment - 2.35%
8,700	Lincoln Electric Holdings, Inc.	513,648

Motor Vehicles & Passenger Car Bodies - 2.47%
15,050	General Motors Co. *	539,844

National Commercial Banks - 4.82%
15,414	BB&T Corp.	550,126
6,605	PNC Financial Services Group, Inc.	502,310
		1,052,436
Oil & Gas Field Services, NEC - 5.00%
11,938	Halliburton Co.	539,478
6,788	Schlumberger Ltd.	552,068
		1,091,546
Paper Mills - 2.51%
11,350	International Paper Co.	548,319

Petroleum Refining - 2.37%
8,000	ConocoPhillips	518,880

Plastic Products, NEC - 1.24%
10,000	Newell Rubbermaid, Inc.	270,200

Pulp Mills - 1.35%
7,955	Buckeye Technologies, Inc.	296,085

Railroads, Line-Haul Operating - 2.46%
3,387	Union Pacific Corp.	537,144

Retail-Auto & Home Supply Stores - 1.37%
3,630	Advanced Auto Parts, Inc.	299,439

Retail-Auto Dealers & Gasoline Stations - 1.38%
6,970	America's Car-Mart, Inc. *	301,662

Retail-Drug Stores & Proprietary Stores - 2.36%
7,875	Express Scripts Holding Co. *	516,206

Retail-Eating Places - 2.23%
4,973	McDonalds Corp.	487,752

Retail-Grocery Stores - 2.52%
14,050	Kroger Co.	551,743

Retail-Variety Stores - 2.39%
4,450	Costco Wholesale Crop.	522,519

Semiconductors & Related Devices - 3.98%
33,900	Applied Materials, Inc.	553,078
16,450	Cirrus Logic, Inc. *	317,156
		870,234
Services-Business Services, NEC - 3.80%
7,111	Accenture, Plc.	524,863
1,546	Alliance Data Systems Corp. *	305,768
		830,631
Services-Computer Integrated Systems Design - 1.24%
13,180	Mentor Graphics Corp. *	270,585

Services-Help Supply Services - 2.63%
8,080	Insperity, Inc.	267,206
11,500	TrueBlue, Inc. *	307,050
		574,256
Services-Personal Services - 1.35%
6,210	Weight Watchers International, Inc.	294,664

Short-Term Business Credit Institutions - 1.45%
8,150	Encore Capital Group, Inc. *	316,709

Special Industry Machinery (No Metalworking Machinery) - 2.34%
8,361	Pentair Ltd.	510,690

State Commercial Banks - 2.37%
26,956	Fifth Third Bancorp.	518,633

Surgical & Medical Instruments & Apparatus - 5.13%
9,050	Covidien Plc.	557,751
8,000	Stryker Corp.	563,680
		1,121,431
Wholesale-Drugs, Proprietaries & Druggists Sundries - 2.38%
8,944	Amerisource Bergen Corp.	521,167

Wholesale-Groceries & Related Products - 2.25%
14,250	Sysco Corp.	491,767

TOTAL FOR COMMON STOCKS (Cost $17,791,219) - 94.17%		20,577,254

REAL ESTATE INVESTMENT TRUSTS - 2.16%
6,660	American Tower Corp.	471,461

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $537,202) - 2.16%		471,461

SHORT TERM INVESTMENTS - 3.42%
747,332	Fidelity Money Market Portfolio Institutional Class 0.17% **	747,332

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $747,332) - 3.42%		747,332

TOTAL INVESTMENTS (Cost $19,075,753) - 99.74%		21,796,047

OTHER ASSETS LESS LIABILITIES - .26%		55,941

NET ASSETS - 100.00%		$ 21,851,988

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At July 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,075,753 amounted to $2,720,294, which consisted of aggregate gross unrealized appreciation of $3,042,490 and aggregate gross unrealized depreciation of $322,196.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 20,577,254	$ -	$ -	$ 20,577,254
Real Estate Investment Trusts	$ 471,461	$ -	$ -	$ 471,461
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	747,332	-	-	747,332
	$ 21,796,047	$ -	$ -	$ 21,796,047

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2013

Shares		Value

COMMON STOCKS - 5.58%

Aircraft Engines & Engine Parts - .25%
324	United Technologies Corp.	$ 34,205

Computer Storage Devices - .18%
610	NetApp, Inc.	25,083

Crude Petroleum & Natural Gas - .14%
709	Vanguard Natural Resources, LLC	19,285

Electric & Other Services Combined - .38%
731	CMS Energy Corp.	20,461
728	Wisconsin Energy Corp.	31,654
		52,115
Electric Services - .56%
414	Edison International	20,638
325	NextEra Energy, Inc.	28,148
471	Pinnacle West Capital Corp.	27,742
		76,528
Electromedical & Electrotherapeutic Apparatus - .08%
192	Medtronic, Inc.	10,606

Fire, Marine & Casualty Insurance - .19%
520	Cincinnati Financial Corp.	25,485

Food & Kindred Products - .19%
703	ConAgra Foods, Inc.	25,456

Grain Mill Products - .07%
155	Kellogg Co.	10,267

Hospital & Medical Service Plans - .15%
316	Aetna, Inc.	20,278

Household Appliances - .12%
122	Whirlpool Corp.	16,341

Investment Advice - .18%
860	Triangle Capital Corp.	24,974

Malt Beverages - .14%
389	Molson Coors Brewing Co.	19,473

Mens & Boys Furnishings Work Clothing & Allied Garments - .19%
135	V.F. Corp.	26,595

Motor Vehicle Parts & Accessories - .29%
365	Lear Corp.	25,284
207	TRW Automotive Holdings Corp. *	15,175
		40,459
National Commercial Banks - .19%
342	The PNC Financial Services Group, Inc.	26,009

Natural Gas Distribution - .19%
592	Atmos Energy Corp.	26,190

Oil & Gas Field Services, NEC - .15%
444	Halliburton Co.	20,064

Orthopedic Prosthetic & Surgical Appliances & Supplies - .12%
190	Zimmer Holdings, Inc.	15,861

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - .18%
714	The Dow Chemical Co.	25,019

Public Building & Related Furniture - .18%
615	Johnson Controls, Inc.	24,729

Railroads, Line-Haul Operating - .23%
200	Union Pacific Corp.	31,718

Retail-Variety Stores - .20%
394	Target Corp.	28,073

Search, Detection, Navagation, Guidance, Aeronautical, Systems - .11%
211	Raytheon Co.	15,158

Semiconductors & Related Devices - .19%
1,633	Applied Materials, Inc.	26,642

Services-Help Supply Services - .11%
228	Manpower Group, Inc.	15,246

State Commercial Banks - .11%
218	State Street Corp.	15,188

Surgical & Medical Instruments & Apparatus - .11%
129	3M Co.	15,149

Telephone Communications ( No Radio Telephone) - .22%
1,711	Consolidated Communications Holdings, Inc.	29,925

Water Supply - .19%
596	American Water Works Co.	25,437

TOTAL FOR COMMON STOCKS (Cost $700,916) - 5.58%		767,558

CLOSED-END MUTUAL FUNDS - 3.17%
7,481	BlackRock Floating Rate Income Strategies Fund	116,255
5,903	BlackRock Income Trust	99,938
8,890	BlackRock Strategic Bond Trust	119,482
9,690	Calamos Strategic Total Return Fund	100,194

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost 422,074) - 3.17%		435,869

CORPORATE BONDS - 19.35%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	222,406
100,000	Ball Corp. 6.75%, 09/15/2020	108,722
65,000	Bb&t Corp. 4.90%, 06/30/2017	72,264
100,000	Block Financial LLC 5.125%, 10/30/2014	104,680
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	165,324
100,000	Conagra Foods, Inc. 5.875%, 04/15/2014	103,604
150,000	ConocoPhillips 5.75%, 02/01/2019	175,872
100,000	Devon Energy Corp., 6.30%, 01/15/2019	116,953
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	75,222
300,000	Fifth Third Bancorp 6.50%, 04/15/2037	300,000
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	55,100
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	115,000
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	54,994
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	159,607
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	214,000
40,000	ONEOK, Inc. 5.20%, 06/15/2015	42,444
70,000	Regions Financial Corp. 5.75%, 06/15/2015	75,720
100,000	Spectra Energy Capital, LLC 5.668%, 08/15/2014	104,088
100,000	Symantec Corp., 3.95%, 06/15/2022	98,450
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	195,205
100,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	99,963

TOTAL FOR CORPORATE BONDS (Cost $2,635,931) - 19.35%		2,659,618

LIMITED PARTNERSHIPS - 1.49%
314	Alliance Holdings GP L.P.	19,955
376	Buckeye Partners, L.P.	26,745
600	Energy Transfer Partners L.P.	31,236
412	Enterprise Products Partners L.P.	25,556
746	Global Partners L.P.	28,549
744	Legacy Reserves L.P.	20,185
486	Magellan Midstream Partners L.P.	26,574
374	MarkWest Energy Partners L.P.	26,259

TOTAL FOR LIMITED PARTNERSHIPS (Cost $158,493) - 1.49%		205,059

MUNICIPAL BONDS - 10.32%
51,120	Colorado Housing & Finance Authority 5.22%, 05/01/2036	51,120
100,000	Colorado Housing & Finance Authority B-2 1.115%, 05/01/2014 **	100,208
100,000	Delaware State Housing Authority 2.75%, 12/01/2041	98,229
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	243,755
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	143,877
55,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	58,758
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	83,517
90,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	94,795
25,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	25,259
40,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	40,689
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,444
90,000	North Carolina State Housing 4.00%, 01/01/ 2034	91,171
190,000	North Carolina State Housing 4.65%, 07/01/2021	197,474
65,000	Ohio State Housing 6.001%, 09/01/2035	65,569
30,000	Oklahoma State Housing & Finance 5.41%, 03/01/2014	30,612
60,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	62,479
20,000	Wisconsin Housing & Economic Dev. 5.53%, 03/01/2038	20,039

TOTAL FOR MUNICIPAL BONDS (Cost $1,453,079) - 10.32%		1,417,995

PREFERRED SECURITIES - 21.46%
5,000	Aegon N.V. PFD 6.375%, 12/31/49	123,300
3,000	Aegon N.V. PFD 6.50%, 12/31/49	74,100
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	161,850
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/2049	95,800
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	110,705
1,000	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	26,270
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	106,620
4,000	Aviva PLC PFD 8.25%, 12/01/41	110,280
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	131,200
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/2049	154,275
5,000	Endurance Sepcialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	132,450
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	182,840
4,000	Hospitality Properties Trust PFD 7.000%, 12/31/2049	102,080
2,000	HSBC Finance Corp. PFD 6.200%, 12/31/49	49,960
6,000	HSBC Finance Corp. PFD 6.36%, 12/31/49	149,160
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	103,240
6,000	Ladenburg Thalmann Financial Services PFD 8%, 12/31/2049	151,200
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/2041	144,044
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 7/29/49 **	65,262
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	128,500
4,000	Realty Income Corp. PFD 6.75%, 12/31/2049	102,240
6,000	Stifel Financial Corp. PFD 6.70%, 01/15/2022	156,360
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	156,300
6,000	Triangle Capital Corp. PFD 7.50%, 3/15/19	153,900
3,071	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	77,542

TOTAL FOR PREFERRED SECURITIES (Cost $2,917,239) - 21.46%		2,949,478

REAL ESTATE INVESTMENT TRUSTS - 2.27%
6,500	Commonwealth Reit PFD 7.25%, 12/31/49	160,875
541	HCP, Inc.	23,734
359	Health Care REIT, Inc.	23,152
304	Home Properties, Inc.	19,398
573	National Retail Properties, Inc.	20,049
753	Omega Healthcare Investors, Inc.	23,968
360	Rayonier, Inc.	21,038
624	Weingarten Realty Investors	19,544

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $300,729) - .00%		311,758

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 33.06%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	145,004
200,000	Federal Home Loan Mortgage Creidt 0.875%, 03/07/2018	194,310
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	398,179
7,823	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	8,267
37,107	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	37,267
12,163	Federal Home Loan Mortgage Credit Pool #755028 2.509%, 11/01/2018	12,707
17,319	Federal Home Loan Mortgage Credit Pool #845590 2.399%, 01/01/2024	17,355
23,384	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	23,879
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	42,136
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	173,865
39,432	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024	40,594
119,632	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036	122,497
35,973	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020	36,635
2,743	Federal National Mortgage Association Pool #66380 3.198%, 01/01/2017	2,764
78,238	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036	83,456
15,236	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034	15,349
56,043	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036	59,427
102,670	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038	108,677
22,596	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038	24,090
23,433	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022	24,351
77,996	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023	81,155
12,029	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023	12,483
12,698	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023	13,177
42,147	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024	43,856
8,481	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024	8,825
9,433	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024	9,815
4,237	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024	4,402
10,142	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024	10,538
8,036	Government National Mortgage Association Pool #008502 2.625%, 09/20/2024	8,339
12,660	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024	13,138
9,640	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024	10,074
13,684	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024	14,277
35,669	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025	37,005
8,942	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	9,280
24,427	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030	25,352
69,011	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	71,625
75,006	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032	78,059
9,170	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032	9,530
107,685	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034	111,924
41,556	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036	43,595
142,747	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	149,232
251	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	282
860	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	873
141	Government National Mortgage Association Pool #315151 9.000%, 02/15/2022	141
3,301	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	3,716
1,044	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	1,067
551	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	633
2,094	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,380
1,658	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,683
458	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	478
1,162	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,287
16,429	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	19,205
200,758	Small Business Administration Pool #508527 3.575%, 02/25/2018	209,292
173,099	United States Treasury Inflationary Index Bond 2.375%, 01/15/2017	192,978
219,926	United States Treasury Inflationary Index Bond 1.250%, 04/15/2014	223,001
179,465	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	191,130
283,381	United States Treasury Inflationary Index Bond 2.000%, 01/15/2014	287,100
234,504	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	252,696
197,536	United States Treasury Inflationary Index Bond 2.000%, 07/15/2014	203,925
172,853	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	191,988
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	109,680
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	103,380
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	210,485

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,588,598) - 33.06%		4,543,890

** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.
***Adjustable rate security; the coupon rate shown represents the yield at July 31, 2013.

SHORT-TERM INVESTMENTS - 3.45%
473,922	Fidelity Money Market Portfolio Institutional Class 0.17% **	473,922

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $473,922) - 3.45%		473,922

TOTAL INVESTMENTS (Cost $13,650,981) - 100.15%		13,765,147

LIABILITIES IN EXCESS OF OTHER ASSETS - (.15%)		(20,047)

NET ASSETS - 100.00%		$ 13,745,100

** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.
***Adjustable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,650,981 amounted to $220,703, which consisted of aggregate gross unrealized appreciation of $353,654 and aggregate gross unrealized depreciation of $132,951.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 767,558	$ -	$ -	$ 767,558
Closed-End Mutual Funds	435,869	-	-	435,869
Corporate Bonds	-	2,659,618	-	2,659,618
Limited Partnerships	205,059	-	-	205,059
Municipal Bonds	-	1,417,995	-	1,417,995
Preferred Securities	2,949,478	-	-	2,949,478
Real Estate Investment Trusts	311,758	-	-	311,758
U.S. Government Agencies and Obligations	-	4,543,890	-	4,543,890
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	473,922	-	-	473,922
	$ 5,143,644	$ 8,621,503	$ -	$ 13,765,147

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Dana Large Cap Core Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 96.32%

Air Transportation, Scheduled - 2.12%
17,000	Delta Airlines, Inc. *	$ 360,910

Aircraft - .80%
1,300	The Boeing Co.	136,630

Aircraft Engines & Engine Parts - 1.74%
2,800	United Technologies Corp.	295,596

Biological Products (No Diagnostic Substances) - 2.23%
3,500	Amgen, Inc.	379,015

Cigarettes - 1.32%
5,300	Lorillard, Inc.	225,409

Computer & Office Equipment - 1.44%
1,260	IBM Corp.	245,750

Computer Communications Equipment - 2.03%
13,500	Cisco Systems, Inc.	345,465

Computer Storage Devices - 1.51%
6,267	Seagate Technology	256,383

Construction, Mining & Materials Handling Machinery & Equipment - 1.81%
3,600	Dover Corp.	308,304

Converted Paper & Paperboard Products (No Containers & Boxes) - 1.80%
3,100	Kimberly Clark Corp.	306,280

Dolls & Stuffed Toys - 1.33%
5,400	Mattel, Inc.	226,962

Drilling Oil & Gas Wells - 2.70%
3,600	Ensco Plc.	206,424
4,000	Helmerich & Payne, Inc.	252,800
		459,224
Electric & Other Services Combined - 2.25%
7,600	CMS Energy Corp.	212,724
5,700	Xcel Energy, Inc.	170,715
		383,439
Electric Services - 1.02%
2,000	NextEra Energy, Inc.	173,220

Electronic Computers - 1.70%
640	Apple, Inc.	289,619

Fire, Marine & Casualty Insurance - 3.37%
5,600	Allstate Corp.	285,488
6,600	AXIS Capital Holdings, Ltd.	287,496
		572,984
Food & Kindred Products - 1.70%
8,000	ConAgra Foods, Inc.	289,680

Hospital & Medical Service Plans - 2.24%
4,900	Cigna Corp.	381,367

Hotels & Motels - 1.87%
5,100	Wyndham Worldwide Corp.	317,730

Household Appliances - 1.42%
1,800	Whirlpool Corp.	241,092

Life Insurance - 1.71%
6,000	MetLife, Inc.	290,520

Measuring & Controlling Devices, NEC - 1.87%
3,500	Thermo Fisher Scientific, Inc.	318,885

Motor Vehicles & Passenger Car Bodies - 2.07%
4,600	Magna International, Inc.	351,716

National Commercial Banks - 3.75%
6,000	JPMorgan Chase & Co.	334,380
7,000	Wells Fargo & Co.	304,500
		638,880
Oil, Gas Field Services, NBC - .58%
2,200	Halliburton Co.	99,418

Optical Instruments & Lenses - 1.52%
4,400	Kia-Tencor Corp.	257,972

Paper Mills - 1.76%
6,200	International Paper Co.	299,522

Personal Credit Institutions - 2.04%
7,000	Discover Financial Services	346,570

Petroleum Refining - 6.97%
2,400	Chevron Texaco Corp.	302,136
4,700	ConocoPhillips	304,842
3,200	Exxon Mobil Corp.	300,000
3,800	Marathon Petroleum Corp.	278,654
		1,185,632
Pharmaceutical Preparations - 5.26%
8,400	AbbVie, Inc.	382,032
1,900	Johnson & Johnson	177,650
10,000	Mylan, Inc. *	335,600
		895,282
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.98%
4,200	Eastman Chemical Co.	337,806

Radio & TV Broadcasting & Communications Equipment - 1.52%
4,000	Qualcomm, Inc.	258,248

Railroads, Line-Haul Operating - 1.96%
2,100	Union Pacific Corp.	333,039

Retail-Aparel & Accessory Stores - 1.60%
4,300	Hanesbrands, Inc.	272,878

Retail-Deparment Stores - 1.87%
6,600	Macy's, Inc.	319,044

Retail-Drug Stores & Proprietary Stores - 3.25%
5,400	CVS Corp.	332,046
4,200	Omnicare, Inc.	221,718
		553,764
Retail-Grocery Stores - 2.03%
8,800	Kroger Co.	345,576

Retail-Variety Stores - 1.51%
3,300	Wal Mart Stores, Inc.	257,202

Semiconductors & Related Devices - 1.44%
10,500	Intel Corp.	245,018

Services-Auto Rental & Leasing (No Drivers) - 1.96%
13,000	Hertz Global Holdings, Inc. *	332,930

Services-Business Services, NEC - 1.83%
1,577	Alliance Data Systems Corp. *	311,899

Services-Prepackaged Software - 3.35%
9,400	Microsoft Corp.	299,296
8,400	Oracle Corp.	271,740
		571,036
State Commercial Banks - 3.56%
17,000	Fifth Third Bancorp.	327,080
4,000	State Street Corp.	278,680
		605,760
Telephone Communications ( No Radio Telephone) - 2.65%
1,900	AT&T, Inc.	67,013
3,900	BCE, Inc.	161,031
4,500	Verizon Communications, Inc.	222,660
		450,704
Television Broadcasting Stations - 1.88%
6,069	CBS Corp.	320,686

TOTAL FOR COMMON STOCKS (Cost $12,562,302) - 96.32%		16,395,046

REAL ESTATE INVESTMENT TRUSTS - 1.02%
7,700	American Capital Agency Corp.	173,520

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $236,668) - 1.02%		173,520

SHORT-TERM INVESTMENTS - 2.33%
397,167	Fidelity Institutional Money Market Portfolio 0.26% **	397,167

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $397,167) - 2.33%		397,167

TOTAL INVESTMENTS (Cost $13,196,137) - 99.67%		16,965,733

OTHER ASSETS LESS LIABILITIES - .33%		56,310

NET ASSETS - 100.0%		$ 17,022,043

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Dana Large Cap Core Fund
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,196,137 amounted to $3,769,596, which consisted of aggregate gross unrealized appreciation of $3,883,121 and aggregate gross unrealized depreciation of $113,525.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 16,395,046	$ -	$ -	$ 16,395,046
Real Estate Investment Trusts	173,520	-	-	173,520
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	397,167	-	-	397,167
	$ 16,965,733	$ -	$ -	$ 16,965,733

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	July 31, 2013

Shares		Value

COMMON STOCKS - 89.46%

Air Transportation, Scheduled - 1.52%
4,500	Latam Airlines Group S.A. ADR	$ 60,525

Airports, Flying Fields & Airport Terminal Services - 2.39%
800	Grupo Aeroportuario Sur ADR	94,768

Basic & Diversified Chemicals - 4.46%
36,000	Alfa, S.A.B. de C.V. (Mexico)	92,610
18,000	Mexichem S.A.B. de C.V. (Mexico)	84,406
		177,016
Beverages - 2.00%
2,100	Companhia De Bebidas ADR *	79,338

Bottled & Canned Soft Drinks & Carbonated Waters - 3.17%
400	Coca Cola Femsa S.A. de C.V.	56,480
700	Fomento Economico Mex ADR	69,643
		126,123
Cement, Hydraulic - 2.09%
7,200	CEMEX, S.A.B. de C.V.*	82,872

Chemicals & Allied Products - 1.59%
4,100	Braskem S.A. ADR *	63,058

Commercial Banks, NEC - 10.37%
716	Banco de Chile ADR	61,583
5,150	Banco Bradesco ADR	62,933
1,100	Bancolombia S.A. ADR	63,195
1,000	Banco Santander-Chile ADR	22,560
4,000	CorpBanca	59,680
500	Creditcorp Ltd. *	59,395
13,000	Grupo Financiero Banorte S.A.B. de C.V.	82,765
		412,111
Crude Petroleum & Natural Gas - 2.80%
5,000	Petroleo Brasileiro S.A. ADR *	68,200
3,000	Petroleo Brasileiro S.A. ADR Class A *	43,020
		111,220
Electric Services - 7.01%
8,650	Comp Energetica de Minas Gerai ADR	80,099
4,100	Cia Paranaense de Energia ADR	51,086
1,800	Empresa Nacional de Electricid ADR	71,496
5,000	Enersis S.A. ADR	76,000
		278,681
Food Manufacturing - 2.54%
19,000	Gruma S.A.B. de C.V. *	100,856

Heavy Construction Other Than Bldg Const-Contractors - 2.12%
10,000	Empresas ICA, S.A.B. de C.V. *	84,100

Household Products - 2.07%
25,000	Kimberly-Clark de Mexico SAB (Mexico)	82,377

Industrial Inorganic Chemicals - 2.07%
1,800	Ecopetrol S.A. ADR	82,062

Iron & Steel Products - 1.43%
4,800	Grupo Simec SAB ADR *	56,832

Malt Beverages - 1.37%
2,000	CIA Cervecerias Unidas ADR	54,380

Meat Packing Plants - 1.78%
3,300	BRF-Brasil Foods S.A. ADR	70,719

Metal Mining - 8.60%
16,000	Banregio Grupo Financiero (Mexico)	97,158
2,500	Compania de Minas Buenaventura ADR	35,750
28,000	Grupo Mexico SAB de CV (Mexico)	86,441
1,900	Southern Copper Corp.	49,533
5,300	Vale S.A. ADR	72,716
		341,598
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .58%
800	Sociedad Quimica Y Minera de Chile ADR	23,168

Restaurants - 1.21%
4,000	Arcos Dorados Holdings, Inc. Class A	48,240

Retail-Bakery Products - 2.39%
28,000	Grupo Bimbo SAB de CV (Mexico)	94,898

Retail-Department Stores - 2.04%
7,000	El Puerto de Liverpool S.A. (Mexico)	80,922

Retail-Grocery Stores - 1.80%
1,600	Brasileira de Distribuicao Class A ADR	71,376

Retail-Mass Merchants - 2.00%
29,000	Wal-Mart de Mexico S.A de CV (Mexico)	79,517

Retail-Miscellaneous Retail - 1.56%
4,500	Cencsud S.A.	62,055

State Commercial Banks - 2.18%
6,780	Itau Unibanco Holding S.A. ADR	86,445

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.20%
7,500	Gerdau S.A. ADR	47,550

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.37%
3,000	Ternium S.A. ADR	67,110
1,500	Tenaris S.A. ADR	66,675
		133,785
Sugar & Confectionery Products - 1.66%
4,100	Cosan Ltd. Class A	65,928

Telephone Communications (No Radio Telephone) - 5.27%
4,000	America Movil SAB de C.V. ADR	83,920
2,700	Telefonica Brasil S.A. ADR	57,969
3,600	Tim Participacoes S.A. ADR	67,572
		209,461
Television Broadcasting Stations - 1.71%
2,500	Grupo Televisa S.A. ADR	67,750

Water Supply - 1.76%
6,800	Companhia de Saneamento Basico ADR	70,040

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.37%
1,500	Vina Concha Y Toro S.A.VCO ADR	54,570

TOTAL FOR COMMON STOCKS (Cost $3,851,864) - 89.46%		3,554,341

EXCHANGE TRADED FUNDS - 5.70%
3,100	Global X InterBolsa FTSE Colombia	60,822
1,700	iShares MSCI All Peru Capped Index Fund	54,570
1,000	iShares MSCI Chile Invest Market Index Fund	48,630
2,000	Market Vectors Brazil Small Cap Fund	62,560

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $287,828) - 5.70%		226,582

REAL ESTATE INVESTMENT TRUSTS - 1.77%
22,000	Fibra Uno Admistraction S.A.	70,369

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $79,761) - 1.77%		70,369

SHORT TERM INVESTMENTS - 2.13%
84,705	Fidelity Money Market Portfolio Institutional Class 0.17% **	84,705

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $84,705) - 2.13%		84,705

TOTAL INVESTMENTS (Cost $4,303,858) - 99.07%		3,935,997

OTHER ASSETS LESS LIABILITIES - .93%		36,994

NET ASSETS - 100.00%		$ 3,972,991

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At July 31, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,303,858 amounted to $367,861, which consisted of aggregate gross unrealized appreciation of $278,080 and aggregate gross unrealized depreciation of $645,941.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,554,341	$ -	$ -	$ 3,554,341
Exchange Traded Funds	226,582	-	-	226,582
Real Estate Investment Trusts	70,369	-	-	70,369
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	84,705	-	-	84,705
	$ 3,935,997	$ -	$ -	$ 3,935,997

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Global Ecologic Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 93.13%

Abrasive, Asbestos & Miscellanesous Nonmetallic Mineral Products - 2.09%
305	Owens Corning *	$ 12,044

Chemicals - 1.25%
220	SGL Carbon SE	7,191

Construction-Special Trade Contractors - 1.86%
1,170	Ameresco, Inc. *	10,694

Diversified Industrial - .55%
140	Waterfurnace Renewable Energy	3,179

Electric Services - .48%
120	Ormat Technologies, Inc.	2,764

Electrical Industrial Apparatus - 1.02%
420	Zoltek Co., Inc. *	5,851

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.45%
180	Siemens AG (Germany) ADR	19,883

Fats & Oils - 1.14%
325	Darling International, Inc.	6,598

Food & Kindred Products - 2.53%
200	The Hain Celestial Group, Inc. *	14,592

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 3.66%
440	CECO Environmental Corp.	5,878
420	Donaldson Co., Inc.	15,225
		21,103
Industrial Inorganic Chemicals - 1.87%
600	Calgon Carbon Corp. *	10,758

Leisure - 4.43%
630	Accell Group	11,573
150	Shimano, Inc.	13,954
		25,527
Lumber & Wood Production - .25%
1,220	Asian Bamboo AG	1,464

Lumber & Wood Products (No Furniture) - .80%
97	Trex Co., Inc. *	4,592

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.91%
160	Eaton Corp. Plc	11,032

Miscellaneous Food & Preparation & Kindred Products - 1.94%
145	Green Mountain Coffee Roasters, Inc. *	11,194

Motor Vehicles & Passenger Car Bodies - .58%
25	Telsa Motors, Inc. *	3,357

Packaged Foods - 2.97%
70	Annie's, Inc. *	2,892
180	Danone SA *	14,222
		17,114
Public Building & Related Furniture - 3.54%
508	Johnson Controls, Inc.	20,427

Pumps & Pumping Equipment - 1.64%
380	Xylem, Inc.	9,473

Railroad Equipment - 2.82%
280	Westinghouse Air Brake Technologies Corp.	16,257

Railroads - 2.52%
180	East Japan Railway Co.	14,502

Railroads, Line-Haul Operating - 3.56%
490	Guangshen Railway Co.	10,809
133	Norfolk Southern Corp.	9,730
		20,539
Retail-Eating Places - 2.00%
28	Chipotle Mexican Grill, Inc. *	11,544

Retail-Grocery Stores - 2.36%
245	Whole Foods Market, Inc.	13,617

Semiconductors & Related Devices - 6.89%
600	GT Advanced Technologies, Inc. *	3,111
545	JinkoSolar Holdings Co., Ltd. *	7,946
185	Kyocera Corp. ADR	18,805
660	Sunedison, Inc. *	6,653
430	Trina Solar Ltd. *	3,191
		39,706
Solar - .50%
85	SMA Solar Technology AG	2,905

Special Industry Machinery ( No Metalworking Machinery) - 4.11%
388	Pentair Ltd. (Switzerland)	23,699

Staffing & Outsourcing Services - 2.31%
160	Vossloh AG	13,344

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 6.04%
1,025	Commercial Metals Co.	15,877
405	Nucor Corp.	18,946
		34,823
Truck Manufacturing - 2.56%
220	Faiveley Transport SA	14,784

Trucking - 2.61%
2,950	Stagaecoach Group Plc.	15,017

Utilities-Regulated Water - 2.24%
1,175	United Utilities Group Plc.	12,894

Waste Management - 2.34%
300	Umicor SA	13,513

Water Supply - 4.22%
1,789	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil) ADR	18,427
497	Consolidated Water Co., Ltd.	5,894
		24,321
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.99%
217	EnerSys *	11,484

Wholesale-Groceries, General Line - 2.03%
200	United Natural Foods, Inc. *	11,722

Wholesale-Miscellaneous Durable Goods - 2.28%
1,650	Sims Metal Management Ltd.	13,134

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supply Tools - 1.76%
390	LKQ Corp.	10,167

TOTAL FOR COMMON STOCKS (Cost $525,375) - 93.13%		536,809

SHORT TERM INVESTMENTS - 3.91%
22,521	Fidelity Money Market Portfolio Institutional Class 0.17% **	22,521

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $22,521) - 3.91%		22,521

TOTAL INVESTMENTS (Cost $547,896) - 97.03%		559,330

OTHER ASSETS LESS LIABILITIES - 2.97%		17,103

NET ASSETS - 100.00%		$ 576,433

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Global Ecologic Fund
1. SECURITY TRANSACTIONS

At July 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $547,896 amounted to $11,433, which consisted of aggregate gross unrealized appreciation of $31,785 and aggregate gross unrealized depreciation of $20,352.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 536,809	$ -	$ -	$ 536,809
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	22,521	-	-	22,521
	$ 559,330	$ -	$ -	$ 559,330

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 27, 2013

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: September 27, 2013

* Print the name and title of each signing officer under his or her signature.